Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Cash and cash equivalents [abstract]
Cash on hand	$ 6,073	$ 216	$ 6,567
Checking accounts and demand deposits	48,734,866	1,735,572	44,565,936
Cash equivalents Cash equivalents (time deposits with original maturity of less than three months)	2,797,132	99,613	15,558,372
Cash and cash equivalents,total	$ 51,538,071	$ 1,835,401	$ 60,130,875	$ 2,141,413	$ 51,518,436	$ 46,078,066